SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock by Class

Authorized share capital:
(in thousands of $ except per share amount)	2022	2021	2020
300 million common shares in 2022 and 2021 and 200 million common shares in 2020 with $0.05 par value	15,000	15,000	10,000

Issued and outstanding number of shares:
(number of shares of $0.05 each)	2022	2021	2020
Issued shares: Balance at start of year	201,190,621	144,272,697	144,272,697
- Shares issued	—	56,917,924	—
- Issue of consideration shares to Hemen	—	—	—
- Settlement of options	—	—	—
Issued shares: Balance at the end of year	201,190,621	201,190,621	144,272,697

Outstanding number of shares: Balance at start of year	200,435,621	143,327,697	143,277,697
- Shares issued	—	56,917,924	—
- Repurchases of shares	(400,000)	—	—
- Distribution of treasury shares	450,000	190,000	50,000
Outstanding number of shares: Balance at end of year	200,485,621	200,435,621	143,327,697